Fair Value Measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liability:
Warrant		¥ 2,818
Fair value on recurring basis
Liability:
Warrant	¥ 0	2,818
Fair value on recurring basis | Level 1
Liability:
Warrant	0	0
Fair value on recurring basis | Level 2
Liability:
Warrant	0	0
Fair value on recurring basis | Level 3
Liability:
Warrant	¥ 0	¥ 2,818